Bonds, notes and other obligations - Additional Information (Detail)				12 Months Ended
	Jun. 30, 2020 USD ($)	Sep. 25, 2019 USD ($)	Sep. 24, 2019 PEN (S/)	Dec. 31, 2022 PEN (S/)	Mar. 31, 2024	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/)	Sep. 29, 2020 USD ($)	Jan. 01, 2018 USD ($)	Oct. 30, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Notional amount | S/				S/ 14,308,959,000			S/ 18,357,632,000
Senior Bonds [Member] | Cash flow hedges [member]
Disclosure of detailed information about borrowings [line items]
Notional amount										$ 150,000,000
Cash flow hedge, fair value | S/				S/ 573,000,000			599,700,000
Converted Interest Rate From Hedging				5.06%
Senior Bonds [Member] | International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate				4.125%		4.125%
Notional amount						$ 300,000,000
Borrowings maturity				2027
Three Point Three Seven Five Percent Corporate Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount				S/ 1,681,974,000		$ 441,000,000	S/ 1,758,267,000		$ 200,000,000
Converted Interest Rate From Hedging				4.88%
Three Point Three Seven Five Percent Corporate Bonds [Member] | International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate				3.375%		3.375%
Notional amount						$ 484,895,000
Borrowings maturity				2023
Five Percent Corporate Bonds [Member] | International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate			5.00%	5.00%		5.00%
Notional amount | S/			S/ 312,000,000	S/ 312,000,000
Borrowings maturity			2026	2026
Three Point Two Five Zero Percent Corporate Bonds [Member] | International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate		3.25%
Notional amount		$ 400,000,000
Borrowings maturity		2026
Subordinated Bonds Third Program Third Single Series [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 25,000,000
Four Point Zero Percentage Subordinated Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	4.00%
Notional amount	$ 300,000,000
Borrowings maturity	2030
Debt Instrument Redemption Price Percentage	100.00%
Borrowings, interest rate basis	From that date onwards, in case Interbank does not perform the early redemption, the interest rate will increase by 371.1 basis points
Six point six two five Percentage Subordinated Bonds [Member] | Events after reporting period [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate					8.625%
Six point six two five Percentage Subordinated Bonds [Member] | International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate				6.625%		6.625%
Notional amount						$ 300,000,000
Borrowings maturity				2029